SUBSEQUENT EVENTS - Additional Information (Detail)								1 Months Ended						3 Months Ended									9 Months Ended	12 Months Ended
	Oct. 25, 2019 USD ($) $ / shares shares	Sep. 25, 2019 $ / shares shares	Jun. 01, 2019	Mar. 29, 2019 USD ($)	Mar. 15, 2019 shares	Feb. 04, 2019 USD ($)	Apr. 01, 2018 USD ($)	Oct. 31, 2019 USD ($) Property	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019 USD ($) Position	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2019	Dec. 31, 2018 USD ($) shares	Oct. 01, 2019	Sep. 01, 2019	Aug. 01, 2019	Jul. 01, 2019	Apr. 19, 2019 USD ($)	Mar. 27, 2019 shares	Feb. 03, 2019 USD ($)	Aug. 22, 2018 shares	Aug. 21, 2018 shares
Subsequent Event [Line Items]
Payments of lender fees																$ 0
Debt covenant, maximum add back of extraordinary, unusual or nonrecurring losses, charges or expenses							$ 17,000,000
Issuance of Series A convertible preferred units, net of issuance																	$ 57,500,000
2018 Plan
Subsequent Event [Line Items]
Long-Term Incentive Plan, common units permitted for grant (in shares) | shares																			2,000,000					2,000,000								2,000,000	1,500,000
January 2019 Restructuring
Subsequent Event [Line Items]
Restructuring and related cost																			$ 0					$ 0
Base Rate | Minimum
Subsequent Event [Line Items]
Credit facility, basis spread on variable rate																								1.25%
Base Rate | Maximum
Subsequent Event [Line Items]
Credit facility, basis spread on variable rate																								3.75%
Subsequent Events
Subsequent Event [Line Items]
Refundable deposit received for divestitures of property.								$ 5,000,000
Divestiture, number of property in non-binding letter | Property								1
Subsequent Events | 2019 Plan
Subsequent Event [Line Items]
Long-Term Incentive Plan, common units permitted for grant (in shares) | shares																														4,000,000
Subsequent Events | January 2019 Restructuring
Subsequent Event [Line Items]
Number of positions expected to be eliminated | Position													45
Restructuring and related cost													$ 0
Subsequent Events | Minimum | January 2019 Restructuring
Subsequent Event [Line Items]
Expected cost in restructuring													500,000
Subsequent Events | Maximum | January 2019 Restructuring
Subsequent Event [Line Items]
Expected cost in restructuring													$ 700,000
Axar and Other Purchasers | Subsequent Events | Stonemor PartnersLp
Subsequent Event [Line Items]
Ownership interest of Partnership's outstanding common units					20.20%
Number of common units pursuant to certain cash-settled equity swaps | shares					1,520,149
Maximum percentage of common units outstanding to be acquired					27.50%
Axar | Subsequent Events | Stonemor PartnersLp
Subsequent Event [Line Items]
Ownership interest of Partnership's outstanding common units					20.20%
Number of common units pursuant to certain cash-settled equity swaps | shares					1,520,149
Maximum percentage of common units outstanding to be acquired					27.50%
Eighth Amendment To Credit Agreement
Subsequent Event [Line Items]
Debt covenant, non-recurring charges for adjustments made to cost of goods sold for merchandise inventory impairment, maximum																								$ 5,000,000
Debt covenant, non-recurring charges for establishment of liability reserves, maximum																								$ 15,000,000
Debt covenant, consolidated EBITDA, minimum																			$ 3,000,000	$ 2,500,000	$ 13,000,000	$ 18,000,000
Eighth Amendment To Credit Agreement | Scenario, Forecast
Subsequent Event [Line Items]
Debt covenant, consolidated EBITDA, minimum														$ 9,250,000	$ 8,250,000	$ 8,000,000	$ 3,500,000	$ 1,000,000
Eighth Amendment To Credit Agreement | Scenario, Forecast | Tranche A Revolving Credit Facility
Subsequent Event [Line Items]
Debt instrument, ticking fees, total																												3.00%
Debt instrument, ticking fees, PIK																									1.00%			2.00%
Debt instrument, ticking fees, cash																										1.00%	1.00%	1.00%
Eighth Amendment To Credit Agreement | Scenario, Forecast | Tranche A Revolving Credit Facility | Eurodollar
Subsequent Event [Line Items]
Credit facility, basis spread on variable rate			6.00%						5.75%	5.50%
Eighth Amendment To Credit Agreement | Scenario, Forecast | Tranche A Revolving Credit Facility | Base Rate
Subsequent Event [Line Items]
Credit facility, basis spread on variable rate			5.00%						4.75%	4.50%
Eighth Amendment To Credit Agreement | Subsequent Events
Subsequent Event [Line Items]
Mandatory prepayments, percentage of net cash proceeds						100.00%
Capital equipment financing basket allowed						$ 5,000,000
Eighth Amendment To Credit Agreement | Subsequent Events | Letter of Credit
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity						9,400,000																									$ 15,000,000
Eighth Amendment To Credit Agreement | Subsequent Events | Tranche A Revolving Credit Facility
Subsequent Event [Line Items]
Debt expected exit fees at termination						800,000
Eighth Amendment To Credit Agreement | Subsequent Events | Tranche A Revolving Credit Facility | Eurodollar
Subsequent Event [Line Items]
Credit facility, basis spread on variable rate											4.75%	4.50%
Eighth Amendment To Credit Agreement | Subsequent Events | Tranche A Revolving Credit Facility | Base Rate
Subsequent Event [Line Items]
Credit facility, basis spread on variable rate											3.75%	3.50%
Eighth Amendment To Credit Agreement | Axar and Other Purchasers | Subsequent Events
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity						35,000,000
Long-term debt, discount						$ 700,000
Long-term debt, interest rate						8.00%
Payments of lender fees						$ 700,000
Debt expected exit fees at termination						700,000
Amount drawn down				$ 10,000,000		$ 15,000,000
Long-term debt, interest rate						8.00%
Eighth Amendment To Credit Agreement | Axar | Scenario, Forecast
Subsequent Event [Line Items]
Incremental borrowing amount, or integral multiple thereof																													$ 5,000,000
Eighth Amendment To Credit Agreement | Axar | Subsequent Events
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity						$ 35,000,000
Debt covenant, minimum outstanding principal amount to receive fairness opinion						25,000,000
Current borrowing capacity						15,000,000																							$ 20,000,000
Long-term debt, discount						$ 700,000
Long-term debt, interest rate						8.00%
Payments of lender fees						$ 700,000
Debt expected exit fees at termination						700,000
Amount drawn down				$ 10,000,000		$ 15,000,000
Long-term debt, interest rate						8.00%
Rights Offering
Subsequent Event [Line Items]
Rights offering commenced date		Sep. 25, 2019
Rights offering record date		Sep. 26, 2019
Rights offering expired date																							Oct. 25, 2019
Outstanding Common Units | Rights Offering
Subsequent Event [Line Items]
Preferred units, sold | shares		1.24
Unit sold, subscription price per share | $ / shares		$ 1.20
Outstanding Common Units | Rights Offering | Subsequent Events
Subsequent Event [Line Items]
Issuance of Series A convertible preferred units, net of issuance (in units) | shares	3,039,380
Issuance of Series A convertible preferred units, net of issuance	$ 3,600,000
Outstanding Preferred Units | Rights Offering | Subsequent Events
Subsequent Event [Line Items]
Preferred unit, shares redemption | shares	3,039,380
Preferred unit, redemption price per share | $ / shares	$ 1.20